Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DELAWARE GROUP TAX FREE FUND
Entity Central Index Key	0000728352
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000074146 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free USA Fund(formerly, Delaware Tax-Free USA Fund)
Class Name	Institutional Class
Trading Symbol	DTFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Tax-Free USA Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atmacquarie.com/mam/literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$56	0.57%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.55% if litigation expenses were not included.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.57%	[1]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free USA Fund (Institutional Class) returned -4.92% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
Key contributors to performance included:
Modest exposure to the front end of the curve
An allocation to pre-refunded bonds, predominantly on the front end of the curve
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared with the overall index return of 0.08%. An overweight to the long bond (22+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free USA Fund (Institutional Class) – including sales charge	-4.92%	0.33%	2.32%
Macquarie Tax-Free USA Fund (Institutional Class) – excluding sales charge	-4.92%	0.33%	2.32%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,134,473,594
Holdings Count | Holding	325	[2]
Advisory Fees Paid, Amount	$ 5,097,420
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2025)
Fund net assets	$1,134,473,594
Total number of portfolio holdings*	325
Total advisory fees paid	$5,097,420
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	15.03%
Special Tax Revenue Bonds	14.46%
Healthcare Revenue Bonds	13.03%
Education Revenue Bonds	12.81%
Transportation Revenue Bonds	11.83%
Lease Revenue Bonds	8.34%
Housing Revenue Bonds	5.47%
State General Obligation Bonds	5.41%
Local General Obligation Bonds	4.19%
Electric Revenue Bonds	3.36%

State and territory allocation
Puerto Rico	14.21%
California	11.60%
New York	9.10%
Illinois	7.28%
Florida	6.75%
Arizona	5.14%
Pennsylvania	3.85%
Wisconsin	3.58%
Texas	3.38%
Washington	2.85%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free USA Fund to Macquarie Tax-Free USA Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Tax-Free USA Fund to Macquarie Tax-Free USA Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006387 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free USA Fund(formerly, Delaware Tax-Free USA Fund)
Class Name	Class C
Trading Symbol	DUSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Tax-Free USA Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atmacquarie.com/mam/literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$152	1.57%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.55% if litigation expenses were not included.

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.57%	[3]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free USA Fund (Class C) returned -5.84% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
Key contributors to performance included:
Modest exposure to the front end of the curve
An allocation to pre-refunded bonds, predominantly on the front end of the curve
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared with the overall index return of 0.08%. An overweight to the long bond (22+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free USA Fund (Class C) – including sales charge	-6.75%	-0.66%	1.30%
Macquarie Tax-Free USA Fund (Class C) – excluding sales charge	-5.84%	-0.66%	1.30%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,134,473,594
Holdings Count | Holding	325	[4]
Advisory Fees Paid, Amount	$ 5,097,420
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2025)
Fund net assets	$1,134,473,594
Total number of portfolio holdings*	325
Total advisory fees paid	$5,097,420
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	15.03%
Special Tax Revenue Bonds	14.46%
Healthcare Revenue Bonds	13.03%
Education Revenue Bonds	12.81%
Transportation Revenue Bonds	11.83%
Lease Revenue Bonds	8.34%
Housing Revenue Bonds	5.47%
State General Obligation Bonds	5.41%
Local General Obligation Bonds	4.19%
Electric Revenue Bonds	3.36%

State and territory allocation
Puerto Rico	14.21%
California	11.60%
New York	9.10%
Illinois	7.28%
Florida	6.75%
Arizona	5.14%
Pennsylvania	3.85%
Wisconsin	3.58%
Texas	3.38%
Washington	2.85%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free USA Fund to Macquarie Tax-Free USA Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Tax-Free USA Fund to Macquarie Tax-Free USA Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006385 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free USA Fund(formerly, Delaware Tax-Free USA Fund)
Class Name	Class A
Trading Symbol	DMTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Tax-Free USA Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$80	0.82%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.80% if litigation expenses were not included.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.82%	[5]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free USA Fund (Class A) returned -5.23% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
Key contributors to performance included:
Modest exposure to the front end of the curve
An allocation to pre-refunded bonds, predominantly on the front end of the curve
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared with the overall index return of 0.08%. An overweight to the long bond (22+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free USA Fund (Class A) – including sales charge	-9.51%	-0.84%	1.59%
Macquarie Tax-Free USA Fund (Class A) – excluding sales charge	-5.23%	0.07%	2.06%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,134,473,594
Holdings Count | Holding	325	[6]
Advisory Fees Paid, Amount	$ 5,097,420
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2025)
Fund net assets	$1,134,473,594
Total number of portfolio holdings*	325
Total advisory fees paid	$5,097,420
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	15.03%
Special Tax Revenue Bonds	14.46%
Healthcare Revenue Bonds	13.03%
Education Revenue Bonds	12.81%
Transportation Revenue Bonds	11.83%
Lease Revenue Bonds	8.34%
Housing Revenue Bonds	5.47%
State General Obligation Bonds	5.41%
Local General Obligation Bonds	4.19%
Electric Revenue Bonds	3.36%

State and territory allocation
Puerto Rico	14.21%
California	11.60%
New York	9.10%
Illinois	7.28%
Florida	6.75%
Arizona	5.14%
Pennsylvania	3.85%
Wisconsin	3.58%
Texas	3.38%
Washington	2.85%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free USA Fund to Macquarie Tax-Free USA Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Tax-Free USA Fund to Macquarie Tax-Free USA Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006388 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free USA Intermediate Fund(formerly, Delaware Tax-Free USA Intermediate Fund)
Class Name	Class A
Trading Symbol	DMUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Tax-Free USA Intermediate Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atmacquarie.com/mam/literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$75	0.76%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.75% if litigation expenses were not included.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.76%	[7]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free USA Intermediate Fund (Class A) returned -2.42% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%, while the Bloomberg 3-15 Year Blend Municipal Bond Index, the Fund's narrowly based securities market index, returned 1.83%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
Key contributors to performance included:
Modest exposure to the front end of the curve
An allocation to pre-refunded bonds, predominantly on the front end of the curve relative to the narrowly based securities market index (benchmark)
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free USA Intermediate Fund (Class A) – including sales charge	-5.13%	-0.32%	1.52%
Macquarie Tax-Free USA Intermediate Fund (Class A) – excluding sales charge	-2.42%	0.24%	1.81%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg 3–15 Year Blend Municipal Bond Index	1.83%	0.79%	2.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 913,172,594
Holdings Count | Holding	355	[8]
Advisory Fees Paid, Amount	$ 4,065,745
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2025)
Fund net assets	$913,172,594
Total number of portfolio holdings*	355
Total advisory fees paid	$4,065,745
Portfolio turnover rate	30%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	21.16%
Special Tax Revenue Bonds	15.04%
Transportation Revenue Bonds	14.21%
Healthcare Revenue Bonds	8.60%
Education Revenue Bonds	8.05%
Lease Revenue Bonds	7.11%
State General Obligation Bonds	7.10%
Housing Revenue Bonds	6.15%
Electric Revenue Bonds	4.64%
Local General Obligation Bonds	3.46%

State and territory allocation
New York	14.05%
Puerto Rico	11.49%
Illinois	10.17%
California	10.16%
Florida	7.31%
Colorado	4.49%
Pennsylvania	3.46%
Alabama	3.42%
Virginia	3.36%
New Jersey	3.17%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free USA Intermediate Fund to Macquarie Tax-Free USA Intermediate Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Tax-Free USA Intermediate Fund to Macquarie Tax-Free USA Intermediate Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006390 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free USA Intermediate Fund(formerly, Delaware Tax-Free USA Intermediate Fund)
Class Name	Class C
Trading Symbol	DUICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Tax-Free USA Intermediate Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$149	1.51%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.50% if litigation expenses were not included.

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.51%	[9]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free USA Intermediate Fund (Class C) returned -3.16% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%, while the Bloomberg 3-15 Year Blend Municipal Bond Index, the Fund's narrowly based securities market index, returned 1.83%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
Key contributors to performance included:
Modest exposure to the front end of the curve
An allocation to pre-refunded bonds, predominantly on the front end of the curve relative to the narrowly based securities market index (benchmark)
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free USA Intermediate Fund (Class C) – including sales charge	-4.10%	-0.54%	0.98%
Macquarie Tax-Free USA Intermediate Fund (Class C) – excluding sales charge	-3.16%	-0.54%	0.98%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg 3–15 Year Blend Municipal Bond Index	1.83%	0.79%	2.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 913,172,594
Holdings Count | Holding	355	[10]
Advisory Fees Paid, Amount	$ 4,065,745
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2025)
Fund net assets	$913,172,594
Total number of portfolio holdings*	355
Total advisory fees paid	$4,065,745
Portfolio turnover rate	30%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	21.16%
Special Tax Revenue Bonds	15.04%
Transportation Revenue Bonds	14.21%
Healthcare Revenue Bonds	8.60%
Education Revenue Bonds	8.05%
Lease Revenue Bonds	7.11%
State General Obligation Bonds	7.10%
Housing Revenue Bonds	6.15%
Electric Revenue Bonds	4.64%
Local General Obligation Bonds	3.46%

State and territory allocation
New York	14.05%
Puerto Rico	11.49%
Illinois	10.17%
California	10.16%
Florida	7.31%
Colorado	4.49%
Pennsylvania	3.46%
Alabama	3.42%
Virginia	3.36%
New Jersey	3.17%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free USA Intermediate Fund to Macquarie Tax-Free USA Intermediate Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Tax-Free USA Intermediate Fund to Macquarie Tax-Free USA Intermediate Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000074147 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free USA Intermediate Fund(formerly, Delaware Tax-Free USA Intermediate Fund)
Class Name	Institutional Class
Trading Symbol	DUSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Tax-Free USA Intermediate Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atmacquarie.com/mam/literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$50	0.51%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.50% if litigation expenses were not included.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.51%	[11]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free USA Intermediate Fund (Institutional Class) returned -2.13% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%, while the Bloomberg 3-15 Year Blend Municipal Bond Index, the Fund's narrowly based securities market index, returned 1.83%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
Key contributors to performance included:
Modest exposure to the front end of the curve
An allocation to pre-refunded bonds, predominantly on the front end of the curve relative to the narrowly based securities market index (benchmark)
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free USA Intermediate Fund (Institutional Class) – including sales charge	-2.13%	0.46%	1.99%
Macquarie Tax-Free USA Intermediate Fund (Institutional Class) – excluding sales charge	-2.13%	0.46%	1.99%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg 3–15 Year Blend Municipal Bond Index	1.83%	0.79%	2.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 913,172,594
Holdings Count | Holding	355	[12]
Advisory Fees Paid, Amount	$ 4,065,745
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2025)
Fund net assets	$913,172,594
Total number of portfolio holdings*	355
Total advisory fees paid	$4,065,745
Portfolio turnover rate	30%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Industrial Development Revenue/Pollution Control Revenue Bonds	21.16%
Special Tax Revenue Bonds	15.04%
Transportation Revenue Bonds	14.21%
Healthcare Revenue Bonds	8.60%
Education Revenue Bonds	8.05%
Lease Revenue Bonds	7.11%
State General Obligation Bonds	7.10%
Housing Revenue Bonds	6.15%
Electric Revenue Bonds	4.64%
Local General Obligation Bonds	3.46%

State and territory allocation
New York	14.05%
Puerto Rico	11.49%
Illinois	10.17%
California	10.16%
Florida	7.31%
Colorado	4.49%
Pennsylvania	3.46%
Alabama	3.42%
Virginia	3.36%
New Jersey	3.17%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free USA Intermediate Fund to Macquarie Tax-Free USA Intermediate Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Tax-Free USA Intermediate Fund to Macquarie Tax-Free USA Intermediate Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature

[1]	Costs paid as a percentage of a $10,000 investment would have been 0.55% if litigation expenses were not included.
[2]	Excludes cash and cash equivalents.
[3]	Costs paid as a percentage of a $10,000 investment would have been 1.55% if litigation expenses were not included.
[4]	Excludes cash and cash equivalents.
[5]	Costs paid as a percentage of a $10,000 investment would have been 0.80% if litigation expenses were not included.
[6]	Excludes cash and cash equivalents.
[7]	Costs paid as a percentage of a $10,000 investment would have been 0.75% if litigation expenses were not included.
[8]	Excludes cash and cash equivalents.
[9]	Costs paid as a percentage of a $10,000 investment would have been 1.50% if litigation expenses were not included.
[10]	Excludes cash and cash equivalents.
[11]	Costs paid as a percentage of a $10,000 investment would have been 0.50% if litigation expenses were not included.
[12]	Excludes cash and cash equivalents.